Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 824,000.00
Total Fee Amount	113.79
Total Offset Amount	0.00
Net Fee	$ 113.79
Offering Table N/A
Offset Table N/A	N/A